UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment {X}; Amendment Number: 1
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199

Form 13F File Number: 028-04428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

       William Corson                 Boston, MA                   July 12, 2012
       --------------                 ----------                   -------------
       [Signature]                    [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                      97

Form 13F Information Table Value Total:                 US $505,220 (thousands)


List of Other Included Managers:  NONE

                                 Title
                                  of     CUSIP       Value    Shares or   SH/  Put/  Investment   Other      VOTING AUTHORITY
Name of Issuer                   Class   Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE     SHARED  NONE
AFLAC CORP                        COM    001055102   10,005   217,798     SH         SOLE                 217,798
AT & T CORP                       COM    001957109      585    18,503     SH         SOLE                  18,503
ABBOTT LABORATORIES               COM    002824100    6,971   156,430     SH         SOLE                 156,430
AGILENT TECHNOLOGIES INC          COM    00846U101      945    12,818     SH         SOLE                  12,818
AIR PRODUCTS & CHEMICALS          COM    009158106    2,804    91,000     SH         SOLE                  91,000
ALLTEL CORP                       COM    020039103    7,528   121,535     SH         SOLE                 121,535
AMERICAN GENERAL CORP             COM    026351106    4,069    66,700     SH         SOLE                  66,700
AMERICAN HOME PRODS CORP          COM    026609107   11,405   194,132     SH         SOLE                 194,132
AMERICAN INTL GROUP               COM    026874107   13,491   114,819     SH         SOLE                 114,819
ANHEUSER BUSCH                    COM    035229103    1,514    20,266     SH         SOLE                  20,266
AUTOMATIC DATA PROCESSING INC.    COM    053015103    9,994   186,580     SH         SOLE                 186,580
AVERY DENNISON CORP               COM    053611109    2,440    36,350     SH         SOLE                  36,350
BP AMOCO PLC                      ADR    055622104      291     5,151     SH         SOLE                   5,151
BANK AMER CORP                    COM    060505104    5,124   119,174     SH         SOLE                 119,174
BANK OF NEW YORK                  COM    064057102      419     9,000     SH         SOLE                   9,000
BARD C R INC                      COM    067383109    2,406    50,000     SH         SOLE                  50,000
BAXTER INTERNATIONAL, INC.        COM    071813109   16,367   232,776     SH         SOLE                 232,776
BELL ATLANTIC CORP                COM    077853109      513    10,087     SH         SOLE                  10,087
BELLSOUTH CORP                    COM    079860102      698    16,366     SH         SOLE                  16,366
BEMIS CO                          COM    081437105    4,046   120,325     SH         SOLE                 120,325
BESTFOODS COM                     COM    08658U101   11,757   169,775     SH         SOLE                 169,775
BRISTOL-MYERS SQUIBB CO           COM    110122108    3,881    66,635     SH         SOLE                  66,635
CENTURYTEL INC                    COM    156700106    7,188   250,026     SH         SOLE                 250,026
CHEVRON CORP                      COM    166751107   11,580   136,542     SH         SOLE                 136,542
CISCO SYSTEMS, INC.               COM    17275R102    2,567    40,392     SH         SOLE                  40,392
CITIGROUP                         COM    172967101   15,141   251,308     SH         SOLE                 251,308
COCA-COLA CO                      COM    191216100    8,425   146,681     SH         SOLE                 146,681
COLGATE PALMOLIVE                 COM    194162103      223     3,730     SH         SOLE                   3,730
COMPAQ COMPUTER                   COM    204493100    1,409    55,125     SH         SOLE                  55,125
CONOCO INC - CL A                 COM    208251306      370    16,800     SH         SOLE                  16,800
CONOCO INC - CL B                 COM    208251405      497    20,230     SH         SOLE                  20,230
DELL COMPUTER CORP                COM    247025109      236     4,780     SH         SOLE                   4,780
DOLLAR GENERAL CORP               COM    256669102      206    10,539     SH         SOLE                  10,539
DOVER CORP                        COM    260003108   12,915   318,399     SH         SOLE                 318,399
E I DUPONT DE NEMOURS & CO INC    COM    263534109    2,022    46,212     SH         SOLE                  46,212
EMC CORP                          COM    268648102    3,015    39,194     SH         SOLE                  39,194
ECOLAB INC                        COM    278865100    1,510    38,650     SH         SOLE                  38,650
ELECTRONIC DATA SYSTEMS CORP      COM    285661104      227     5,509     SH         SOLE                   5,509
EMERSON ELECTRIC                  COM    291011104    9,589   158,826     SH         SOLE                 158,826
EXXON MOBIL CORPORATION           COM    30231G102   15,700   199,997     SH         SOLE                 199,997
FAMILY DOLLAR STORES INC          COM    307000109      896    45,800     SH         SOLE                  45,800
FHLMC                             COM    313400301    1,484    36,645     SH         SOLE                  36,645
FNMA                              COM    313586109   11,870   227,452     SH         SOLE                 227,452
FIRST UNION CORP                  COM    337358105    1,113    44,849     SH         SOLE                  44,849
FIRSTAR CORPORATION               COM    33763V109      527    25,000     SH         SOLE                  25,000
GTE CORP                          COM    362320103      480     7,718     SH         SOLE                   7,718
GANNETT CO INC                    COM    364730101    5,219    87,258     SH         SOLE                  87,258
GENERAL ELECTRIC                  COM    369604103   19,463   367,219     SH         SOLE                 367,219
GENTEX CORP                       COM    371901109      201     8,000     SH         SOLE                   8,000
HEWLETT-PACKARD INC               COM    428236103    4,269    34,187     SH         SOLE                  34,187
HOME DEPOT                        COM    437076102    8,183   163,874     SH         SOLE                 163,874
HONEYWELL INTERNATIONAL INC       COM    438516106      361    10,707     SH         SOLE                  10,707
HOUSEHOLD INTL INC                COM    441815107    1,872    45,047     SH         SOLE                  45,047
ILLINOIS TOOL WORKS INC           COM    452308109    9,727   170,647     SH         SOLE                 170,647
INTEL CORP                        COM    458140100   11,400    85,277     SH         SOLE                  85,277
INTERNATIONAL BUSINESS MACHINE    COM    459200101    6,335    57,822     SH         SOLE                  57,822
INTERPUBLIC GROUP INC             COM    460690100   12,610   293,247     SH         SOLE                 293,247
JOHNSON & JOHNSON                 COM    478160104   17,094   167,798     SH         SOLE                 167,798
JOHNSON CONTROLS                  COM    478366107    1,062    20,700     SH         SOLE                  20,700
KIMBERLY-CLARK CORP               COM    494368103   11,265   196,343     SH         SOLE                 196,343
LEGGETT & PLATT INC               COM    524660107    5,166   313,115     SH         SOLE                 313,115
LOWES COS INC.                    COM    548661107    5,981   145,660     SH         SOLE                 145,660
LUCENT TECHNOLOGIES               COM    549463107    2,584    43,612     SH         SOLE                  43,612
MASCO CORPORATION                 COM    574599106    5,075   280,947     SH         SOLE                 280,947
MCDONALDS CORP                    COM    580135101      744    22,580     SH         SOLE                  22,580
MCGRAW-HILL INC                   COM    580645109   11,232   208,002     SH         SOLE                 208,002
MEDTRONIC INC                     COM    585055106   10,514   211,063     SH         SOLE                 211,063
MERCK & CO INC                    COM    589331107    3,887    50,722     SH         SOLE                  50,722
MICROSOFT CORP                    COM    594918104    2,100    26,251     SH         SOLE                  26,251
MINNESOTA MINING & MFG            COM    604059105    9,440   114,426     SH         SOLE                 114,426
MOLEX INC                         COM    608554101    1,348    28,017     SH         SOLE                  28,017
NOKIA CORP  "A"  ADR              ADR    654902204    2,220    44,462     SH         SOLE                  44,462
PNC BANK CORP.                    COM    693475105      694    14,807     SH         SOLE                  14,807
PENTAIR INC                       COM    709631105   10,631   299,470     SH         SOLE                 299,470
PEPSICO INC.                      COM    713448108   16,694   375,664     SH         SOLE                 375,664
PFIZER INC.                       COM    717081103    1,985    41,364     SH         SOLE                  41,364
PHILIP MORRIS COMP COS INC        COM    718154107    1,335    50,275     SH         SOLE                  50,275
PITNEY BOWES INC                  COM    724479100    7,882   197,043     SH         SOLE                 197,043
PROCTER & GAMBLE CO               COM    742718109    1,751    30,578     SH         SOLE                  30,578
QUESTAR CORP                      COM    748356102    1,370    70,725     SH         SOLE                  70,725
ROHM & HAAS CO                    COM    775371107      364    10,553     SH         SOLE                  10,553
ROYAL DUTCH PETE CO               ADR    780257804    8,708   141,445     SH         SOLE                 141,445
SBC COMMUNICATIONS                COM    78387G103   10,651   246,260     SH         SOLE                 246,260
SCHERING-PLOUGH CORP              COM    806605101    2,253    44,605     SH         SOLE                  44,605
SCHLUMBERGER LTD                  COM    806857108      240     3,218     SH         SOLE                   3,218
STATE STREET CORP                 COM    857477103    4,745    44,735     SH         SOLE                  44,735
SUN MICROSYSTEMS INC              COM    866810104    2,123    23,345     SH         SOLE                  23,345
SYSCO CORP                        COM    871829107   13,226   313,960     SH         SOLE                 313,960
TARGET CORP.                      COM    8.76E+110    8,132   140,213     SH         SOLE                 140,213
TYCO INTL LTD NEW COM             COM    902124106      292     6,166     SH         SOLE                   6,166
UNITED TECHNOLOGIES               COM    913017109    1,111    18,866     SH         SOLE                  18,866
WAL-MART STORES INC               COM    931142103    2,809    48,750     SH         SOLE                  48,750
WALGREEN CO                       COM    931422109      212     6,600     SH         SOLE                   6,600
WELLS FARGO & CO                  COM    949746101    9,850   254,197     SH         SOLE                 254,197
JOHN WILEY & SONS                 COM    968223206      360    16,000     SH         SOLE                  16,000
WILMINGTON TRUST CORP             COM    971807102      242     5,660     SH         SOLE                   5,660
WORLDCOM INC.                     COM    98157D106    1,765    38,484     SH         SOLE                  38,484